Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Other Intangible Assets [Abstract]
2018	$ 32,523
2019	32,190
2020	31,852
2021	31,281
2022	10,553
Thereafter	3,723
Net book value of other intangible assets	$ 142,122